Goodwill and Intangible Assets, Net - Schedule of Intangible Assets, Net (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) patent	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) patent item	Dec. 31, 2022 USD ($)
Intangible assets
Intangible assets, gross	$ 626,951		$ 626,951		$ 554,481	$ 450,641
Less: Accumulated amortization	(433,647)		(433,647)		(330,791)	(198,955)
Intangible assets, net	193,304		193,304		223,690	251,686
Impairment on finite-lived assets			$ 24,000		$ 12,000	0
Number of intangible assets added | patent			23		17
Amortization expense	$ 32,000	$ 40,000	$ 102,000	$ 115,000	$ 160,000	107,000
Patents
Intangible assets
Useful Lives	3 years		3 years		3 years
Intangible assets, gross	$ 555,918		$ 555,918		$ 484,035	382,285
Number of intangible assets added | patent			6		4
Trade name and trademarks
Intangible assets
Useful Lives	3 years		3 years		3 years
Intangible assets, gross	$ 71,033		$ 71,033		$ 70,446	$ 68,356
Trademarks
Intangible assets
Number of intangible assets added | item					1